CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Operating activities:
Net (loss) income	¥ 819,980	$ 115,269	¥ (569,202)		¥ (1,533,641)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Share-based compensation	9,771	1,374	15,806		16,045
Depreciation and amortization	27,399	3,852	79,259		263,038
Loss from disposal of property, plant and equipment and intangible assets	11,972	1,683	30,173		468,980
Accretion of interest expense	1,222	172	1,988		214
Fair value change of contingent earn-out liabilities					(97,417)
Deferred rent			(214,557)		(201,127)
Writing off doubtful accounts			150,155
Impairment loss	100,156	14,080	199,575		846,766
Inducement expenses	423,686	59,561
Gains from deconsolidation of VIE's subsidiaries	(1,554,450)	(218,521)
Debt extinguishment loss			41,964
Changes in operating assets and liabilities:
Accounts receivable	(391)	(55)	1,573		(644)
Amounts due from related parties	201	28	(33)		5,419
Prepaid rent and deposit	234	33	37,623		146,913
Advances to suppliers	(4,743)	(667)	9,595		47,985
Other current assets	59,240	8,328	23,460		44,756
Other assets	(849)	(119)	47,577		(51,187)
Accounts payable	90,736	12,755	25,800		115,201
Amounts due to related parties	97	14	(6,594)		3,473
Deferred revenue	(40,669)	(5,717)	(18,631)		(127,947)
Deposits from tenants	(25,930)	(3,645)	(16,406)		(161,525)
Accrued expenses and other current liabilities	42,749	6,010	51,214		269,539
Net cash provided by (used in) operating activities	(39,589)	(5,565)	(109,661)		54,841
Investing activities:
Purchases of property and equipment			(2)		(99,172)
Payment for asset acquisition (Note 8)			(6,484)		(39,498)
Acquisition of non-controlling interest	(9,800)	(1,378)
Disposal of cash in deconsolidated subsidiaries, VIE and VIE's subsidiaries	(1,668)	(234)
Net cash used in investing activities	(11,468)	(1,612)	(6,486)		(138,670)
Financing activities:
Proceeds from IPO, net off issuance cost of RMB 29,289					289,027
Proceeds from issuance of convertible notes	20,007	2,813	113,236	$ 17,574	163,565
Payment for repurchase of ADS from certain investors into treasury shares					(248,859)
Proceeds from short-term bank borrowings	6,544	920	39,652		351,046
Repayment of short-term bank borrowings			(4,500)		(65,000)
Proceeds from long-term bank borrowings			75,329		150,000
Repayment of long-term bank borrowings			(37,090)		(122,548)
Proceeds from rental instalment loans					258,097
Repayment of rental instalment loans	(1,976)	(278)	(85,026)		(924,171)
Proceeds from capital lease and other financing arrangement payable					65,415
Repayment of capital lease and other financing arrangement payable					(51,496)
Proceeds from borrowings from related parties	4,734	665
Net cash provided by (used in) financing activities	29,309	4,120	101,601		(134,924)
Effect of foreign exchange rate changes	5,374	756	2,032		(295)
Net increase (decrease) in cash, cash equivalents and restricted cash	(16,374)	(2,301)	(12,514)		(219,048)
Cash, cash equivalents and restricted cash at the beginning of the year	19,252	2,706	31,766		250,814
Cash, cash equivalents and restricted cash at the end of the year	2,878	405	19,252	2,706	31,766
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized			(1,017)		(16,628)
Income taxes paid	(4)	0	(3)		(90)
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables					(97,835)
Acquisition of rental assets financed by ADS					(22,540)
Asset acquisition financed by payables and ADS					(455,541)
Asset acquisition settled by ordinary shares			(164,256)
Payment of debt extinguishment cost by ordinary shares			(41,961)
Convertible note converted into ordinary shares	(333,679)	(46,908)
Short-term borrowings settled by ordinary shares	(217,477)	(30,572)
Short-term borrowings settled by transfer of treasury stocks	(6,497)	(913)
Conversion of Series Anon-redeemable preferred shares and mezzanine into ordinary shares					(1,425,478)
Issuance of convertible notes to repurchase ADS from an investor					49,251
Reconciliation to amounts on the consolidated balance sheets:
Cash and cash equivalents	2,772	390	16,317		22,879
Restricted cash	106	15	2,935		8,887
Cash, cash equivalents and restricted cash at the end of the year	¥ 2,878	$ 405	¥ 19,252	$ 2,706	¥ 31,766